Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 EUR (€) € / shares		Dec. 31, 2020 EUR (€) € / shares
Profit or loss [abstract]
Revenues	€ 53,360	$ 56,908	€ 45,721	[1]	€ 9,645
Operating expenses	(24,089)	(25,691)	(17,590)	[1]	(4,951)
Depreciation and amortization expenses	(16,092)	(17,162)	(15,116)	[1]	(2,975)
Gross profit	13,179	14,055	13,015		1,719
Project development costs	(3,784)	(4,036)	(2,508)		(3,491)
General and administrative expenses	(5,892)	(6,284)	(5,661)		(4,512)
Share of profits of equity accounted investee	1,206	1,286	117		1,525
Other income (expenses), net	0	0	0		2,100
Operating profit (loss)	4,709	5,021	4,963		(2,659)
Financing income	9,565	10,201	2,931		2,134
Financing income (expenses) in connection with derivatives, net	605	645	(841)		1,094
Financing expenses	(12,636)	(13,477)	(28,974)		(6,862)
Financing expenses, net	(2,466)	(2,631)	(26,884)		(3,634)
Profit (loss) before taxes on Income	2,243	2,390	(21,921)		(6,293)
Tax benefit (taxes on income)	(2,103)	(2,243)	2,281	[1]	125
Profit (loss) for the year	140	147	(19,640)	[1]	(6,168)
Profit (loss) attributable to:
Owners of the Company	(357)	(381)	(15,090)	[1]	(4,627)
Non-controlling interests	497	528	(4,550)	[1]	(1,541)
Profit (loss) for the year	140	147	(19,640)	[1]	(6,168)
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations	(7,829)	(8,350)	12,284		(482)
Effective portion of change in fair value of cash flow hedges, net of tax	(28,283)	(30,163)	(13,429)		2,210
Net change in fair value of cash flow hedges transferred to profit or loss	821	876	(3,353)		555
Total other comprehensive income (loss)	(35,291)	(37,637)	(4,498)		2,283
Total other comprehensive income (loss) attributable to:
Owners of the Company	(19,920)	(21,244)	3,124		881
Non-controlling interests	(15,371)	(16,393)	(7,622)		1,402
Total other comprehensive income (loss)	(35,291)	(37,637)	(4,498)		2,283
Total comprehensive income (loss) for the year	(35,151)	(37,490)	(24,138)		(3,885)
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	(20,277)	(21,625)	(11,966)		(3,746)
Non-controlling interests	(14,874)	(15,865)	(12,172)		(139)
Total comprehensive income (loss) for the year	€ (35,151)	$ (37,490)	€ (24,138)		€ (3,885)
Earnings (loss) per share
Basic earnings (loss) per share | (per share)	€ (0.03)	$ (0.03)	€ (1.18)		€ (0.38)
Diluted earnings (loss) per share | (per share)	€ (0.03)	$ (0.03)	€ (1.18)		€ (0.38)

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.